Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2017
Components of Intangible Assets

Intangible assets consist of the following:

	2017
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$65,051	$(31,574)	$33,477	11
Covenants not to compete	14,756	(14,756)	—	—
Tradenames	22,041	—	22,041	None (Indefinite Life)

Total	$101,848	$(46,330)	$55,518

	2016
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$65,113	$(28,449)	$36,664	12
Covenants not to compete	14,760	(14,750)	10	1
Tradenames	22,060	—	22,060	None (Indefinite Life)

Total	$101,933	$(43,199)	$58,734

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangible assets is as follows:

Year ending June 30,
2018	3,153
2019	3,152
2020	3,152
2021	3,152
2022	3,152

$15,761

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2017 and 2016:

Balance as of June 30, 2015	$134,939

Goodwill related to acquisitions	7,902
Foreign currency effects on Goodwill	(1,172)

Balance as of June 30, 2016	$141,669

Goodwill additions related to prior acquisitions	(58)
Foreign currency effects on Goodwill	(157)

Balance as of June 30, 2017	$141,454